Pzena Emerging Markets Value Fund
Schedule of Investments
May 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.76%
Brazil - 1.69%
Light S.A. (a)	1,577,939	$4,092,475
China - 15.81%
Baidu, Inc. - ADR (a)	50,348	5,364,579
China Construction Bank Corp.	4,862,000	3,819,852
China Dongxiang Group Co.	24,196,000	1,904,091
China Mobile, Ltd.	712,500	4,972,747
China Resources Power Holdings Co., Ltd.	4,910,000	5,688,163
Dongfeng Motor Group Co., Ltd.	7,906,000	4,956,868
Grand Baoxin Auto Group, Ltd. (a)	20,327,000	2,255,205
Huadian Power International Corp., Ltd.	8,626,000	2,648,504
Lenovo Group, Ltd.	12,298,000	6,679,298
		38,289,307
Czech Republic - 2.13%
CEZ	263,128	5,161,139
Hong Kong - 5.27%
Galaxy Entertainment Group, Ltd.	463,000	3,123,898
Man Wah Holdings, Ltd.	4,481,600	3,486,299
Pacific Basin Shipping, Ltd.	51,173,000	6,139,572
		12,749,769
Hungary - 0.86%
OTP Bank PLC	63,087	2,092,216
India - 8.47%
Aurobindo Pharma, Ltd.	944,032	9,309,076
ICICI Bank, Ltd.	416,948	1,830,372
ICICI Bank, Ltd. - ADR	271,904	2,365,565
NTPC, Ltd.	3,403,241	4,403,910
Punjab National Bank (a)	2,643,236	935,071
State Bank of India (a)	117,859	251,410
State Bank of India - GDR (a)	67,053	1,421,524
		20,516,928
Indonesia - 1.26%
PT Bank Mandiri (Persero) Tbk	9,985,100	3,054,990
Malaysia - 1.29%
Genting Malaysia Berhad	5,829,100	3,110,641
Poland - 1.16%
Cyfrowy Polsat S.A.	430,211	2,801,539
Republic of Korea - 18.04%
Dongbu Insurance Co., Ltd.	238,370	8,353,392
Hana Financial Group, Inc.	58,147	1,396,805
Hankook Tire & Technology Co., Ltd.	239,051	4,526,421

Hyundai Motor Co.	11,880	940,078
KB Financial Group, Inc.	90,180	2,475,772
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	74,766	5,481,653
POSCO	68,050	9,945,537
Samsung Electronics Co., Ltd.	143,842	5,888,643
Shinhan Financial Group Co., Ltd.	192,080	4,676,177
		43,684,478
Romania - 0.95%
Banca Transilvania S.A.	4,909,022	2,294,014
Russian Federation - 8.03%
LUKOIL PJSC - ADR	147,682	10,963,912
Rosneft Oil Co. - GDR	1,629,613	8,480,506
		19,444,418
Singapore - 2.65%
Wilmar International, Ltd.	2,276,900	6,414,257
South Africa - 2.24%
Reunert, Ltd.	826,836	2,055,313
Sasol (a)	654,832	3,376,384
		5,431,697
Taiwan - 12.20%
Catcher Technology Co., Ltd.	864,000	6,273,173
Compal Electronics, Inc.	4,454,000	2,833,352
Hon Hai Precision Industry Co., Ltd.	2,737,132	6,910,062
Lite-On Technology Corp.	3,025,000	4,846,045
Taiwan Semiconductor Manufacturing Co., Ltd.	892,000	8,674,904
		29,537,536
Thailand - 3.74%
Bangkok Bank Public Co., Ltd.	786,900	2,684,019
Bangkok Bank Public Co., Ltd. - NVDR	419,900	1,438,828
Siam Commercial Bank PLC - NVDR	2,117,600	4,926,199
		9,049,046
Turkey - 2.49%
Akbank T.A.S. (a)	2,212,607	1,844,109
Ford Otomotiv Sanayi A.S.	462,686	4,191,758
		6,035,867
United Arab Emirates - 2.01%
Abu Dhabi Commercial Bank PJSC	4,067,190	4,872,013
United Kingdom - 3.86%
Antofagasta PLC	350,058	3,788,851
Standard Chartered PLC	1,222,850	5,563,626
		9,352,477
United States - 6.61%
Cognizant Technology Solutions Corp. - Class A	144,665	7,667,245
Flextronics International, Ltd. (a)	857,549	8,326,801
		15,994,046
Total Common Stocks (Cost $317,379,839)		243,978,853

PREFERRED STOCKS - 2.62%
Brazil - 2.01%
Cia Energetica de Minas Gerais, 6.83%	2,438,670	4,876,152
Republic of Korea - 0.61%
Hyundai Motor Co., 7.19%	32,428	1,474,178
Total Preferred Stocks (Cost $8,853,130)		6,350,330

SHORT-TERM INVESTMENT - 2.20%
Money Market Fund - 2.20%
Fidelity Institutional - Government Portfolio - Class I, 0.08% (b)	5,314,930	5,314,930
Total Short-Term Investment (Cost $5,314,930)		5,314,930

Total Investments (Cost $331,547,899) - 105.58%		255,644,113
Liabilities in Excess of Other Assets - (5.58)%		(13,502,633)
TOTAL NET ASSETS - 100.00%		$242,141,480

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PJSC	Private Joint Stock Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	The rate listed is the 7-day annualized yield as of May 31, 2020.

Pzena Emerging Markets Value Fund
Portfolio Diversification
May 31, 2020 (Unaudited)

	Value	% of Net Assets
Common Stocks
Communication Services	$13,138,865	5.43%
Consumer Discretionary	28,495,259	11.77%
Consumer Staples	6,414,257	2.65%
Energy	19,444,418	8.03%
Financials	56,295,954	23.25%
Health Care	9,309,077	3.84%
Industrials	13,676,537	5.65%
Information Technology	58,099,522	23.99%
Materials	17,110,772	7.07%
Utilities	21,994,192	9.08%
Total Common Stocks	243,978,853	100.76%
Preferred Stocks
Consumer Discretionary	1,474,178	0.61%
Utilities	4,876,152	2.01%
Total Preferred Stocks	6,350,330	2.62%
Short-Term Investment	5,314,930	2.20%
Total Investments	255,644,113	105.58%
Liabilities in Excess of Other Assets	(13,502,633)	(5.58)%
Total Net Assets	$242,141,480	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena Emerging Markets Value Fund
Summary of Fair Value Disclosure at May 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2020:

Pzena Emerging Markets Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$4,092,475	$-	$-	$4,092,475
China	38,289,307	-	-	38,289,307
Czech Republic	5,161,139	-	-	5,161,139
Hong Kong	12,749,769	-	-	12,749,769
Hungary	2,092,216	-	-	2,092,216
India	20,516,928	-	-	20,516,928
Indonesia	3,054,990	-	-	3,054,990
Malaysia	3,110,641	-	-	3,110,641
Poland	2,801,539	-	-	2,801,539
Republic of Korea	43,684,478	-	-	43,684,478
Romania	2,294,014	-	-	2,294,014
Russian Federation	19,444,418	-	-	19,444,418
Singapore	6,414,257	-	-	6,414,257
South Africa	5,431,697	-	-	5,431,697
Taiwan	29,537,536	-	-	29,537,536
Thailand	9,049,046	-	-	9,049,046
Turkey	6,035,867	-	-	6,035,867
United Arab Emirates	4,872,013	-	-	4,872,013
United Kingdom	9,352,477	-	-	9,352,477
United States	15,994,046	-	-	15,994,046
Total Common Stocks	243,978,853	-	-	243,978,853
Preferred Stocks
Brazil	4,876,152	-	-	4,876,152
Republic of Korea	1,474,178	-	-	1,474,178
Total Preferred Stocks	6,350,330	-	-	6,350,330
Short-Term Investment	5,314,930	-	-	5,314,930
Total Investments	$255,644,113	$-	$-	$255,644,113

Refer to the Fund’s schedule of investments for a detailed break-out of securities. For the period ended May 31, 2020, the Fund did not recognize any transfers to or from Level 3.